Condensed Consolidating Statements of Financial Condition (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Mar. 12, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 275,927		$ 141,159	$ 156,032	$ 126,956	$ 158,987	$ 101,844
Cash and cash equivalents of Launch Equity	18,420		10,180		5,142
Accounts receivable	59,398		46,022		39,417
Accounts receivable of Launch Equity	15,187		10,595		37
Investment securities of Launch Equity	65,341		46,237		24,265
Other assets	107,514		33,367		29,034
Total assets	541,787		287,560		224,851
Payables of Launch Equity	14,533		10,726
Securities sold, not yet purchased o Launch Equity	35,497		19,586		6,276
Other liabilities	395,817		572,769		502,473
Total liabilities	445,847		603,081		508,749
Redeemable preferred units	0		357,194		357,194
Total stockholders' equity	24,559		0		0
Equity attributable to non-controlling interest-Artisan Partners Holdings	22,464		(709,414)		(664,259)
Non-controlling interest-Launch Equity	48,917		36,699		23,167
Total equity (deficit)	95,940	(332,297)	(672,715)		(641,092)	(736,578)	(757,156)
Total liabilities and equity	541,787		287,560		224,851
Eliminations
Cash and cash equivalents	0		0		0
Cash and cash equivalents of Launch Equity	0		0		0
Accounts receivable	0		0		0
Accounts receivable of Launch Equity	0		0		0
Investment securities of Launch Equity	(1)		(1)		(1)
Other assets	0		0		0
Total assets	(1)		(1)		(1)
Payables of Launch Equity	0		0
Securities sold, not yet purchased o Launch Equity	0		0		0
Other liabilities	0		0		0
Total liabilities	0		0		0
Redeemable preferred units	0		0		0
Total stockholders' equity	0		0
Equity attributable to non-controlling interest-Artisan Partners Holdings	(1)		(1)		(1)
Non-controlling interest-Launch Equity	0		0		0
Total equity (deficit)	(1)		(1)		(1)
Total liabilities and equity	(1)		(1)		(1)
Before Consolidation
Cash and cash equivalents	275,927		141,159		126,956
Cash and cash equivalents of Launch Equity	0		0		0
Accounts receivable	59,398		46,022		39,417
Accounts receivable of Launch Equity	0		0		0
Investment securities of Launch Equity	1		1		1
Other assets	107,514		33,367		29,034
Total assets	442,840		220,549		195,408
Payables of Launch Equity	0		0
Securities sold, not yet purchased o Launch Equity	0		0		0
Other liabilities	395,817		572,769		502,473
Total liabilities	395,817		572,769		502,473
Redeemable preferred units	0		357,194		357,194
Total stockholders' equity	24,559		0
Equity attributable to non-controlling interest-Artisan Partners Holdings	22,464		(709,414)		(664,259)
Non-controlling interest-Launch Equity	0		0		0
Total equity (deficit)	47,023		(709,414)		(664,259)
Total liabilities and equity	442,840		220,549		195,408
Launch Equity
Cash and cash equivalents	0		0		0
Cash and cash equivalents of Launch Equity	18,420		10,180		5,142
Accounts receivable	0		0		0
Accounts receivable of Launch Equity	15,187		10,595		37
Investment securities of Launch Equity	65,341		46,237		24,265
Other assets	0		0		0
Total assets	98,948		67,012		29,444
Payables of Launch Equity	14,533		10,726
Securities sold, not yet purchased o Launch Equity	35,497		19,586		6,276
Other liabilities			0		0
Total liabilities	50,030		30,312		6,276
Redeemable preferred units	0		0		0
Total stockholders' equity	0		0
Equity attributable to non-controlling interest-Artisan Partners Holdings	1		1		1
Non-controlling interest-Launch Equity	48,917		36,699		23,167
Total equity (deficit)	48,918		36,700		23,168
Total liabilities and equity	$ 98,948		$ 67,012		$ 29,444